Accrued expenses (Details) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses
Accrued expenses for personnel	kr (21,360)	kr (34,147)
Accrued expenses for consulting and legal	(46,070)	(15,134)
Accrued expenses for raw material and supplies	(79,101)	(32,963)
Other accrued expenses	(255)	(2,437)
Total accrued expenses	kr (146,786)	kr (84,681)